Goodwill and Impairment Review of Goodwill - Additional Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 430,000,000	$ 422,000,000	$ 433,000,000
Growth rate used to extrapolate cash flow projections	2.00%
Canada USA And EH [Member] | Top of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	13.00%	13.60%
Canada USA And EH [Member] | Bottom of range [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of discount rates used in current estimate of value in use	9.80%	10.10%
Latin America [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 0